Insurance-related accounts (Tables)	12 Months Ended
Mar. 31, 2015
Text Block [Abstract]
Policyholders' Account in Life Insurance Business

Policyholders’ account in the life insurance business is comprised of the following:

	Yen in millions
	March 31
	2014	2015
Universal life insurance	1,397,294	1,555,700
Investment contracts	509,880	591,951
Other	116,298	111,863

Total	2,023,472	2,259,514